UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21869

 NAME OF REGISTRANT:                     NexPoint Diversified Real
                                         Estate Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 300 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 NAME AND ADDRESS OF AGENT FOR SERVICE:  NexPoint Advisors, L.P.
                                         300 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 REGISTRANT'S TELEPHONE NUMBER:          214-276-6300

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


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

NexPoint Diversified Real Estate Trust
--------------------------------------------------------------------------------------------------------------------------
 AERIE PHARMACEUTICALS, INC.                                                                 Agenda Number:  935629610
--------------------------------------------------------------------------------------------------------------------------
        Security:  00771V108
    Meeting Type:  Annual
    Meeting Date:  09-Jun-2022
          Ticker:  AERI
            ISIN:  US00771V1089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       R. Croarkin                                               Mgmt          For                            For
       P. McDonnell                                              Mgmt          For                            For

2.     Ratification of the appointment of                        Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting
       firm for the fiscal year ending December
       31, 2022.

3.     To approve, by a non-binding vote, the                    Mgmt          For                            For
       compensation of our named executive
       officers ("say-on-pay").




--------------------------------------------------------------------------------------------------------------------------
 CENTRAL PUERTO S.A.                                                                         Agenda Number:  935586404
--------------------------------------------------------------------------------------------------------------------------
        Security:  155038201
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2022
          Ticker:  CEPU
            ISIN:  US1550382014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appointment of two shareholders to sign the               Mgmt          For
       minutes.

2.     Consideration of the Annual Report and its                Mgmt          For
       exhibit, the Consolidated Income Statement, the Consolidated Statement of Comprehensive
       Income, the Consolidated Statement of
       Financial Position, the Consolidated
       Statement of Changes in Equity, the
       Consolidated Statement of Cash Flow, the
       Notes to the Consolidated Financial
       Statements and Exhibits, the Individual
       Statement of Income, the Individual
       Statement of Comprehensive Income, the
       Individual Statement of Financial Position, the ...(due to space limits, see proxy material for full proposal).

3.     Consideration and destination of retained                 Mgmt          For
       earnings as of December 31, 2021 (loss of thousand ARS: 733,517) that are proposed to be moved to the next fiscal year.

4.     Consideration of the Board of Directors                   Mgmt          For
       performance during the fiscal year ended
       December 31, 2021.

5.     Consideration of the Statutory Audit                      Mgmt          For
       Committee performance during the fiscal
       year ended December 31, 2021.

6.     Consideration of the remuneration of the                  Mgmt          For
       Company's Board of Directors ($23,094,000 assigned amount) for the period ended
       December 31, 2021, which showed a
       computable loss in the terms of CNV
       Regulations. Consideration of the fees
       advanced payment to the Board of Directors for the period closing next December 31, 2022.

7.     Consideration of the remuneration of the                  Mgmt          Abstain
       members of the Statutory Audit Committee
       for the fiscal year ended December 31, 2021
       and the fee scheme for the period closing
       next December 31, 2022.

8.     Fixing of the number of Deputy Directors                  Mgmt          Abstain
       and appointment of Directors and Deputy
       Directors. Continuity of the current
       Chairman until the appointment by the Board
       of Directors of the Company.

9.     Appointment of the Statutory Audit                        Mgmt          Abstain
       Committee members and deputy members for
       the fiscal year closing next December 31,
       2022.

10.    Consideration of the remuneration of the                  Mgmt          For
       Company's external accountant regarding the annual accounting documents for the fiscal year 2021.

11.    Appointment of the external accountant and                Mgmt          For
       of the deputy external accountant for the period closing next December 31, 2022 and the fixing of their remuneration.

12.    Approval of the Annual Budget for the                     Mgmt          Abstain
       functioning of the Supervisory Committee.

13.    Granting of authorizations.                               Mgmt          For




--------------------------------------------------------------------------------------------------------------------------
 CRESUD, S.A.C.I.F. Y A.                                                                     Agenda Number:  935502220
--------------------------------------------------------------------------------------------------------------------------
        Security:  226406106
    Meeting Type:  Annual
    Meeting Date:  21-Oct-2021
          Ticker:  CRESY
            ISIN:  US2264061068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     Appointment of two shareholders to sign the               Mgmt          For                            For
       meetings' minutes.

2)     Consideration of documents contemplated in                Mgmt          For                            For
       paragraph 1, Section 234, Law No. 19,550
       for the fiscal year ended June 30, 2021.

3)     Allocation of net loss for the fiscal year                Mgmt          For                            For
       ended June 30, 2021 for $7,333,298,422.

4)     Consideration of Board of Directors'                      Mgmt          For                            For
       performance for the Fiscal Year ended June
       30, 2021.

5)     Consideration of Supervisory Committee's                  Mgmt          For                            For
       performance for the Fiscal Year ended June
       30, 2021.

6)     Consideration of compensation payable to                  Mgmt          For                            For
       the Board of Directors (ARS 93,083,687,
       allocated sum) for the Fiscal Year ended
       June 30, 2021, which recorded a cumputable
       tax loss pursuant to the rules of the
       Argentine Securities Commisson.

7)     Consideration of compensation payable to                  Mgmt          For                            For
       the Supervisory Committee (ARS 2,390,000,
       allocated sum) for the Fiscal Year ended
       June 30, 2021.

8)     Determination of number and appointment of                Mgmt          Abstain                        Against
       regular directors and alternate directors
       for a term of three fiscal years.

9)     Appointment of regular and alternate                      Mgmt          For                            For
       members of the Supervisory Committee for a
       term of one fiscal year.

10)    Appointment of certifying accountant for                  Mgmt          For                            For
       the next fiscal year.

11)    Approval of compensation payable to                       Mgmt          For                            For
       certifying accountant for the fiscal year
       ended June 30, 2021.

12)    Authorization to carry out registration                   Mgmt          For                            For
       proceedings relating to this shareholders'
       meeting before the Argentine Securities
       Commission and the general superintendence
       of corporations.




--------------------------------------------------------------------------------------------------------------------------
 HERON THERAPEUTICS, INC.                                                                    Agenda Number:  935641818
--------------------------------------------------------------------------------------------------------------------------
        Security:  427746102
    Meeting Type:  Annual
    Meeting Date:  24-May-2022
          Ticker:  HRTX
            ISIN:  US4277461020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual Meeting: Barry Quart, Pharm.D.

1b.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual Meeting: Stephen Davis

1c.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual Meeting: Sharmila Dissanaike,
       M.D., FACS, FCCM

1d.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual Meeting: Craig Johnson

1e.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual Meeting: Kimberly Manhard

1f.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual Meeting: Susan Rodriguez

1g.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual Meeting: Christian Waage

2.     To ratify the appointment of Withum                       Mgmt          For                            For
       Smith+Brown, PC as our independent
       registered public accounting firm for the
       year ending December 31, 2022.

3.     To approve, on an advisory basis,                         Mgmt          For                            For
       compensation paid to our Named Executive
       Officers during the year ended December 31,
       2021.

4.     To amend the Company's Certificate of                     Mgmt          For                            For
       Incorporation to increase the aggregate
       number of authorized shares of common stock
       by 100,000,000 from 150,000,000 to
       250,000,000.

5.     To amend the Company's 2007 Amended and                   Mgmt          Against                        Against
       Restated Equity Incentive Plan (the "2007
       Plan") to increase the number of shares of
       common stock authorized for issuance
       thereunder from 27,800,000 to 30,700,000.

6.     To amend the Company's 1997 Employee Stock                Mgmt          For                            For
       Purchase Plan, as amended (the "ESPP") to
       increase the number of shares of common
       stock authorized for issuance thereunder
       from 975,000 to 1,825,000.




--------------------------------------------------------------------------------------------------------------------------
 LOMA NEGRA CIA INDUSTRIAL ARGENTINA SA                                                      Agenda Number:  935475889
--------------------------------------------------------------------------------------------------------------------------
        Security:  54150E104
    Meeting Type:  Annual
    Meeting Date:  11-Aug-2021
          Ticker:  LOMA
            ISIN:  US54150E1047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appointment of the persons in charge of                   Mgmt          For
       subscribing the minute.

2.     Appointment of a new principal director for               Mgmt          For
       the ongoing exercise due to Luiz Augusto
       Klecz's resignation to his position as
       principal director.




--------------------------------------------------------------------------------------------------------------------------
 LOMA NEGRA CIA INDUSTRIAL ARGENTINA SA                                                      Agenda Number:  935605862
--------------------------------------------------------------------------------------------------------------------------
        Security:  54150E104
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2022
          Ticker:  LOMA
            ISIN:  US54150E1047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appointment of the persons in charge of                   Mgmt          For                            For
       subscribing the minute.

2.     Consideration of the documents to which                   Mgmt          For                            For
       paragraph 1 degree) of Section 234 of the
       Argentine Corporations Act refers to, that
       correspond to the regular financial year
       No. 97 ended on December 31st, 2021.

3.     Consideration of the positive unallocated                 Mgmt          For                            For
       earnings of the year ended on December
       31st, 2021 of the amount of ARS 6,585,821
       thousands. Consideration of the proposal of
       the Board of Directors to allocate said sum
       to the "Optional Reserve for Future
       Dividends". Delegation of the power to
       completely or partially use such reserve
       one or more times to the Board of
       Directors, depending on the evolution of
       the business and until the next
       shareholders' meeting at which the
       financial statements as of December 31st,
       2022 are considered.

4.     Consideration of the performance of the                   Mgmt          For
       members of the Board of Directors for the year ended December 31st, 2021.

5.     Consideration of the performance of the                   Mgmt          For
       members of the Supervisory Committee for the year ended on December 31st, 2021.

6.     Consideration of the remuneration of the                  Mgmt          For
       Board of Directors that corresponds to the year that ended on December 31st, 2021 of ARS 203,879,023.81 (total amount of remunerations).

7.     Consideration of the remuneration of the                  Mgmt          For
       members of the Supervisory Committee for the year ended on December 31st, 2021.

8.     Setting the number of directors and                       Mgmt          Abstain
       appointment of full and alternate members
       for year 2022. Approval of a policy aimed
       at maintaining a proportion of at least 20%
       independent members over the total number
       of members of the Board during the year in
       course.

9.     Appointment of the full and alternate                     Mgmt          For
       members of the Supervisory Committee for year 2022.

10.    Appointment of External Auditors and of the               Mgmt          For                            For
       main partner and alternate partner of the
       respective accounting firm for the year of
       2022.

11.    Approval of the fees of the External                      Mgmt          For                            For
       Auditors for the year ended on December
       31st, 2021

12.    Consideration of the fees of the External                 Mgmt          Abstain                        Against
       Auditors for the year 2022.

13.    Approval of the budget of the Audit                       Mgmt          For                            For
       Committee for 2022.

14.    Granting of the relevant authorizations for               Mgmt          For                            For
       the carrying out of paperwork and to make
       the necessary filings.




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT RESIDENTIAL TRUST, INC.                                                            Agenda Number:  935607323
--------------------------------------------------------------------------------------------------------------------------
        Security:  65341D102
    Meeting Type:  Annual
    Meeting Date:  10-May-2022
          Ticker:  NXRT
            ISIN:  US65341D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual meeting: James Dondero

1b.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual meeting: Brian Mitts

1c.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual meeting: Edward Constantino

1d.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual meeting: Scott Kavanaugh

1e.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual meeting: Arthur Laffer

1f.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual meeting: Catherine Wood

2.     Advisory Vote on Executive Compensation: to               Mgmt          For                            For
       approve, on an advisory basis, the
       compensation of our named executive
       officers.

3.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       the Company's independent registered public
       accounting firm for 2022.




--------------------------------------------------------------------------------------------------------------------------
 NEXTDECADE CORPORATION                                                                      Agenda Number:  935661430
--------------------------------------------------------------------------------------------------------------------------
        Security:  65342K105
    Meeting Type:  Annual
    Meeting Date:  22-Jun-2022
          Ticker:  NEXT
            ISIN:  US65342K1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class B Director: Sir Frank                   Mgmt          For                            For
       Chapman

1.2    Election of Class B Director: Seokwon Ha                  Mgmt          For                            For

1.3    Election of Class B Director: Giovanni Oddo               Mgmt          For                            For

2.     To approve an amendment to NextDecade                     Mgmt          For                            For
       Corporation's 2017 Omnibus Incentive Plan,
       as amended, to increase the maximum number
       of shares available under such plan.

3.     To approve, on an advisory basis, the                     Mgmt          Against                        Against
       compensation of NextDecade Corporation's
       named executive officers.

4.     To ratify the reappointment of Grant                      Mgmt          For                            For
       Thornton LLP as NextDecade Corporation's
       independent registered public accountants
       and auditors for the fiscal year ending
       December 31, 2022.




--------------------------------------------------------------------------------------------------------------------------
 PARATEK PHARMACEUTICALS, INC.                                                               Agenda Number:  935613845
--------------------------------------------------------------------------------------------------------------------------
        Security:  699374302
    Meeting Type:  Annual
    Meeting Date:  08-Jun-2022
          Ticker:  PRTK
            ISIN:  US6993743029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Thomas J. Dietz, Ph.D.                                    Mgmt          For                            For
       Timothy R. Franson M.D.                                   Mgmt          For                            For
       Evan Loh, M.D.                                            Mgmt          For                            For

2.     To ratify the selection by the Audit                      Mgmt          For                            For
       Committee of the Board of Directors of
       Ernst & Young LLP as our independent
       registered public accounting firm for the
       year ending December 31, 2022.




--------------------------------------------------------------------------------------------------------------------------
 TRANSOCEAN, LTD.                                                                            Agenda Number:  935636386
--------------------------------------------------------------------------------------------------------------------------
        Security:  H8817H100
    Meeting Type:  Annual
    Meeting Date:  12-May-2022
          Ticker:  RIG
            ISIN:  CH0048265513
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of the 2021 Annual Report,                       Mgmt          For                            For
       Including the Audited Consolidated
       Financial Statements of Transocean Ltd. for
       Fiscal Year 2021 and the Audited Statutory
       Financial Statements of Transocean Ltd. for
       Fiscal Year 2021

2.     Discharge of the Members of the Board of                  Mgmt          For                            For
       Directors and Executive Management Team
       From Liability for Activities During Fiscal
       Year 2021

3.     Appropriation of the Accumulated Loss for                 Mgmt          For                            For
       Fiscal Year 2021

4.     Renewal of Shares Authorized for Issuance                 Mgmt          For                            For

5A.    Re-Election of Director: Glyn A. Barker                   Mgmt          For                            For

5B.    Re-Election of Director: Vanessa C.L. Chang               Mgmt          For                            For

5C.    Re-Election of Director: Frederico F.                     Mgmt          For                            For
       Curado

5D.    Re-Election of Director: Chadwick C. Deaton               Mgmt          For                            For

5E.    Re-Election of Director: Vincent J.                       Mgmt          For                            For
       Intrieri

5F.    Re-Election of Director: Samuel J.                        Mgmt          For                            For
       Merksamer

5G.    Re-Election of Director: Frederik W. Mohn                 Mgmt          For                            For

5H.    Re-Election of Director: Edward R. Muller                 Mgmt          For                            For

5I.    Re-Election of Director: Margareth Ovrum                  Mgmt          For                            For

5J.    Re-Election of Director: Diane de Saint                   Mgmt          For                            For
       Victor

5K.    Re-Election of Director: Jeremy D. Thigpen                Mgmt          For                            For

6.     Reelection of Chadwick C. Deaton as the                   Mgmt          For                            For
       Chair of the Board of Directors for a Term
       Extending Until Completion of the Next
       Annual General Meeting

7A.    Re-Election of the Member of the                          Mgmt          For                            For
       Compensation Committee for a Term Extending
       Until Completion of the Next Annual General
       Meeting: Glyn A. Barker

7B.    Re-Election of the Member of the                          Mgmt          For                            For
       Compensation Committee for a Term Extending
       Until Completion of the Next Annual General
       Meeting: Vanessa C.L. Chang

7C.    Re-Election of the Member of the                          Mgmt          For                            For
       Compensation Committee for a Term Extending
       Until Completion of the Next Annual General
       Meeting: Samuel J. Merksamer

8.     Reelection of Schweiger Advokatur /                       Mgmt          For                            For
       Notariat as the Independent Proxy for a
       Term Extending Until Completion of the Next
       Annual General Meeting

9.     Appointment of Ernst & Young LLP as the                   Mgmt          For                            For
       Company's Independent Registered Public
       Accounting Firm for Fiscal Year 2022 and
       Reelection of Ernst & Young Ltd, Zurich, as
       the Company's Auditor for a Further
       One-Year Term

10.    Advisory Vote to Approve Named Executive                  Mgmt          For                            For
       Officer Compensation for Fiscal Year 2022

11A    Ratification of the Maximum Aggregate                     Mgmt          For                            For
       Amount of Compensation of the Board of
       Directors for the Period Between the 2022
       Annual General Meeting and the 2023 Annual
       General Meeting

11B    Ratification of the Maximum Aggregate                     Mgmt          For                            For
       Amount of Compensation of the Executive
       Management Team for Fiscal Year 2023




--------------------------------------------------------------------------------------------------------------------------
 WASHINGTON REAL ESTATE INVESTMENT TRUST                                                     Agenda Number:  935604783
--------------------------------------------------------------------------------------------------------------------------
        Security:  939653101
    Meeting Type:  Annual
    Meeting Date:  26-May-2022
          Ticker:  WRE
            ISIN:  US9396531017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Trustee: Jennifer S. Banner                   Mgmt          For                            For

1.2    Election of Trustee: Benjamin S. Butcher                  Mgmt          For                            For

1.3    Election of Trustee: William G. Byrnes                    Mgmt          For                            For

1.4    Election of Trustee: Edward S. Civera                     Mgmt          For                            For

1.5    Election of Trustee: Ellen M. Goitia                      Mgmt          For                            For

1.6    Election of Trustee: Paul T. McDermott                    Mgmt          For                            For

1.7    Election of Trustee: Thomas H. Nolan, Jr.                 Mgmt          For                            For

1.8    Election of Trustee: Vice Adm. Anthony L.                 Mgmt          For                            For
       Winns (RET.)

2.     To consider and vote on a non-binding,                    Mgmt          For                            For
       advisory basis upon the compensation of the
       named executive officers (say-on-pay)

3.     To consider and vote upon ratification of                 Mgmt          For                            For
       the appointment of Ernst & Young LLP as our
       independent registered public accounting
       firm for 2022




--------------------------------------------------------------------------------------------------------------------------
 WHITESTONE REIT                                                                             Agenda Number:  935596304
--------------------------------------------------------------------------------------------------------------------------
        Security:  966084204
    Meeting Type:  Annual
    Meeting Date:  23-May-2022
          Ticker:  WSR
            ISIN:  US9660842041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David F. Taylor                                           Mgmt          For                            For
       Nandita V. Berry                                          Mgmt          For                            For
       Paul T. Lambert                                           Mgmt          For                            For
       Jeffrey A. Jones                                          Mgmt          For                            For
       David K. Holeman                                          Mgmt          For                            For

2.     To approve, in an advisory (non-binding)                  Mgmt          For                            For
       vote, the compensation of our named
       executive officers (as defined in the
       accompanying Proxy Statement) (proposal No.
       2).

3.     To ratify the appointment of Pannell Kerr                 Mgmt          For                            For
       Forster of Texas, P.C. as our independent
       registered public accounting firm for the
       fiscal year ending December 31, 2022
       (proposal No. 3).

4.     To approve an amendment to the Company's                  Mgmt          For                            For
       declaration of trust to allow shareholders
       to adopt, amend or repeal the Company's
       bylaws (proposal No. 4).



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         NexPoint Diversified Real Estate Trust
By (Signature)       /s/ Stephanie Vitiello
Name                 Stephanie Vitiello
Title                Secretary
Date                 08/18/2022